Collaboration and License Agreements - AskBio (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration expense	$ 19,688	$ 23,887	$ 38,876	$ 48,206	$ 112,420	$ 96,239	$ 89,674
AskBio License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration expense	$ 0	$ 100	$ 0	$ 100	$ 100	$ 900
Cost share percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%